Note 11 - Income Taxes (Tables)	12 Months Ended
Feb. 02, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
	(in thousands)
Current:
State	$115	$181	$214
Federal	(796)	(2,518)	(11,214)
Total current	(681)	(2,337)	(11,000)

Deferred:
Federal	-	-	1,138

Total deferred	-	-	1,138
Net income tax benefit	$(681)	$(2,337)	$(9,862)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
Computed expected tax benefit	(35%)	(35%)	(35%)
State taxes, net of federal benefit	0%	0%	1%
Goodwill impairment	7%	0%	9%
Impact of discontinued operations	(3%)	(5%)	(2%)
All other - individually less than 5%	1%	(2%)	2%
Change in valuation allowance	27%	34%	(4%)

Total benefit	(3%)	(8%)	(29%)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	February 2, 2013	January 28, 2012
	(in thousands)
Deferred tax assets:
Accruals and reserves	$4,062	$5,134
Plant and equipment	776	1,020
Net operating loss carry forwards	32,590	24,810

Gross deferred tax assets	37,428	30,964
Valuation allowance	(36,393)	(29,764)

Total deferred tax assets	1,035	1,200

Deferred tax liabilities:
Identifiable intangible assets	(1,041)	(1,041)
Other	(959)	(1,124)

Total deferred tax liabilities	(2,000)	(2,165)

Net deferred tax liabilities	$(965)	$(965)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2012	2011	2010
	(in thousands)
Unrecognized Tax Benefit - Beginning of year	$297	$302	$288
Gross increases - tax positions in prior period	54	32	59
Gross decreases - tax positions in prior period	(0)	(13)	(35)
Gross increases - tax positions in current period	5	7	11
Settlements during the period	(4)	(12)	(21)
Lapse of Statute of Limitations	(63)	(19)	-
Unrecognized Tax Benefit - End of Year	$289	$297	$302